Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018	Mar. 31, 2015	Dec. 31, 2018
Lease Deposit Liability	$ 46
Description of Lease Term			lease has a term of four years with an option to extend the lease agreement for an additional two years
Bank Lien On Marketable Securities				$ 113
Lessor, Operating Lease, Option to Extend	the Company exercised the original option to extend the lease for an additional two years.	the Company was granted two additional options to extend the lease for one year each.